UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY CLASSIC VALUES FUND

FORM N-Q

FEBRUARY 28, 2006

SMITH BARNEY CLASSIC VALUES FUND

Schedule of Investments (unaudited)	February 28, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 90.9%
CONSUMER DISCRETIONARY - 31.3%
Hotels, Restaurants & Leisure - 4.5%
118,400	CKE Restaurants Inc.	$2,013,984
102,850	McDonald’s Corp.	3,590,494
85,398	Scientific Games Corp., Class A Shares*	2,611,471
14,100	Wendy’s International Inc.	816,390

	Total Hotels, Restaurants & Leisure	9,032,339

Household Durables - 4.0%
139,600	American Greetings Corp., Class A Shares	2,928,808
141,900	Tupperware Corp.	3,006,861
121,800	Universal Electronics Inc.*	2,187,528

	Total Household Durables	8,123,197

Internet & Catalog Retail - 0.6%
130,700	FTD Group Inc.*	1,223,352

Leisure Equipment & Products - 2.3%
156,200	Hasbro Inc.	3,169,298
83,300	Mattel Inc.	1,403,605

	Total Leisure Equipment & Products	4,572,903

Media - 8.4%
42,700	Gannett Co. Inc.	2,654,232
304,700	Gray Television Inc.	2,565,574
746,500	Interpublic Group of Cos. Inc.*	7,733,740
14,705	Journal Register Co.	189,106
132,000	Walt Disney Co.	3,694,680

	Total Media	16,837,332

Multiline Retail - 2.3%
50,100	Federated Department Stores Inc.	3,559,104
19,300	J.C. Penney Co. Inc.	1,131,752

	Total Multiline Retail	4,690,856

Specialty Retail - 7.5%
49,100	Claire’s Stores Inc.	1,573,164
35,300	Finish Line Inc., Class A Shares	590,922
169,800	Foot Locker Inc.	3,924,078
7,800	Home Depot Inc.	328,770
213,900	Jo-Ann Stores Inc.*	2,844,870
22,800	Office Depot Inc.*	813,504
153,700	RadioShack Corp.	3,004,835
69,800	Ross Stores Inc.	1,976,736

	Total Specialty Retail	15,056,879

Textiles, Apparel & Luxury Goods - 1.7%
53,500	Jones Apparel Group Inc.	1,547,220
117,100	Tommy Hilfiger Corp.*	1,938,005

	Total Textiles, Apparel & Luxury Goods	3,485,225

	TOTAL CONSUMER DISCRETIONARY	63,022,083

CONSUMER STAPLES - 6.4%
Beverages - 1.6%
50,900	Molson Coors Brewing Co., Class B Shares	3,193,975

Food Products - 3.8%
699,100	Del Monte Foods Co.	7,606,208

Personal Products - 1.0%
203,100	Playtex Products Inc.*	2,132,550

	TOTAL CONSUMER STAPLES	12,932,733

See Notes to Schedule of Investments.

1

SMITH BARNEY CLASSIC VALUES FUND

Schedule of Investments (unaudited) (continued)	February 28, 2006

SHARES	SECURITY	VALUE
ENERGY - 7.2%
Energy Equipment & Services - 2.5%
322,600	Newpark Resources Inc.*	$2,406,596
94,300	Patterson-UTI Energy Inc.	2,597,965

	Total Energy Equipment & Services	5,004,561

Oil, Gas & Consumable Fuels - 4.7%
97,300	Chesapeake Energy Corp.	2,888,837
241,400	Williams Cos. Inc.	5,206,998
33,400	XTO Energy Inc.	1,399,126

	Total Oil, Gas & Consumable Fuels	9,494,961

	TOTAL ENERGY	14,499,522

FINANCIALS - 15.0%
Capital Markets - 6.1%
6,900	Goldman Sachs Group Inc.	974,901
128,400	Janus Capital Group Inc.	2,815,812
22,000	Merrill Lynch & Co. Inc.	1,698,620
55,600	Morgan Stanley	3,317,096
151,400	Waddell & Reed Financial Inc., Class A Shares	3,526,106

	Total Capital Markets	12,332,535

Commercial Banks - 1.5%
66,000	Bank of America Corp.	3,026,100

Insurance - 7.4%
47,900	American International Group Inc.	3,178,644
193,100	Marsh & McLennan Cos. Inc.	5,968,721
141,600	Montpelier Re Holdings Ltd.	2,441,184
48,400	XL Capital Ltd., Class A Shares	3,269,420

	Total Insurance	14,857,969

	TOTAL FINANCIALS	30,216,604

HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 2.0%
64,100	Baxter International Inc.	2,426,185
64,500	PerkinElmer Inc.	1,534,455

	TOTAL HEALTH CARE	3,960,640

INDUSTRIALS - 11.8%
Air Freight & Logistics - 1.2%
77,271	Pacer International Inc.	2,461,081

Commercial Services & Supplies - 4.7%
71,100	Intermec Inc.*	2,181,348
61,800	John H. Harland Co.	2,236,542
371,900	Quanta Services Inc.*	5,091,311

	Total Commercial Services & Supplies	9,509,201

Electrical Equipment - 0.9%
35,600	Energy Conversion Devices Inc.*	1,667,860

Industrial Conglomerates - 5.0%
19,800	3M Co.	1,457,082
331,600	Tyco International Ltd.	8,551,964

	Total Industrial Conglomerates	10,009,046

	TOTAL INDUSTRIALS	23,647,188

INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 5.1%
320,900	3Com Corp.*	1,492,185
186,400	Cisco Systems Inc.*	3,772,736
125,300	CommScope Inc.*	3,005,947

See Notes to Schedule of Investments.

2

SMITH BARNEY CLASSIC VALUES FUND

Schedule of Investments (unaudited) (continued)	February 28, 2006

SHARES	SECURITY	VALUE
Communications Equipment (continued)
59,900	Plantronics Inc.	$2,070,144

	Total Communications Equipment	10,341,012

Computers & Peripherals - 4.1%
474,800	Adaptec Inc.*	2,972,248
84,500	Diebold Inc.	3,380,000
46,500	NCR Corp.*	1,864,185

	Total Computers & Peripherals	8,216,433

Electronic Equipment & Instruments - 1.9%
106,900	AVX Corp.	1,770,264
91,400	Technitrol Inc.	1,999,832

	Total Electronic Equipment & Instruments	3,770,096

Internet Software & Services - 0.6%
56,600	VeriSign Inc.*	1,339,156

Office Electronics - 1.9%
256,400	Xerox Corp.*	3,820,360

Semiconductors & Semiconductor Equipment - 1.0%
434,300	Atmel Corp.*	1,976,065

	TOTAL INFORMATION TECHNOLOGY	29,463,122

MATERIALS - 2.6%
Metals & Mining - 1.1%
24,800	Cleveland-Cliffs Inc.	2,134,040

Paper & Forest Products - 1.5%
99,300	Neenah Paper Inc.	3,039,573

	TOTAL MATERIALS	5,173,613

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $163,675,433)	182,915,505

FACE AMOUNT
SHORT-TERM INVESTMENT - 8.6%
Repurchase Agreement - 8.6%
$17,367,000	State Street Bank & Trust Co., dated 2/28/06, 4.100% due 3/1/06; Proceeds at maturity - $17,368,978; (Fully collateralized by U.S. Treasury Note, 4.750% due 11/15/08; Market value - $17,717,314) (Cost - $17,367,000)	17,367,000

	TOTAL INVESTMENTS - 99.5% (Cost - $181,042,433#)	200,282,505
	Other Assets in Excess of Liabilities - 0.5%	1,016,813

	TOTAL NET ASSETS - 100.0%	$201,299,318

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Classic Values Fund (the “Fund”) is a separate diversified investment fund of the Smith Barney Investment Trust (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended

(the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,516,556
Gross unrealized depreciation	(7,276,484)

Net unrealized appreciation	$19,240,072

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R Jay Gerken
Chief Executive Officer

Date: April 28, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: April 28, 2006